Summary of Significant Accounting Policies - Schedule of Disaggregates Revenues by the Geographic Information (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Disaggregates Revenues by the Geographic Information [Line Items]
Total revenues	$ 118,184,895	$ 87,562,651	$ 260,958,353	$ 139,107,162
USA [Member]
Schedule of Disaggregates Revenues by the Geographic Information [Line Items]
Total revenues	94,419,518	51,754,137	210,516,645	82,925,271
Other areas [Member]
Schedule of Disaggregates Revenues by the Geographic Information [Line Items]
Total revenues	$ 23,765,377	$ 35,808,514	$ 50,441,708	$ 56,181,891